Cover Page	Oct. 09, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 09, 2019
Entity Registrant Name	Invesco Ltd.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0557567
Entity Address, Address Line One	1555 Peachtree Street, N.E.,
Entity Address, Address Line Two	Suite 1800,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000914208
Amendment Flag	false
Entity File Number	1-13908